Recoverable taxes (Details) - Schedule of ICMS – State VAT tax credits and PIS and COFINS credit R$ in Millions	Sep. 30, 2022 BRL (R$)
Recoverable taxes (Details) - Schedule of ICMS – State VAT tax credits and PIS and COFINS credit [Line Items]
Realization of the recoverable ICMS balance	R$ 1,184
Realization of the recoverable PIS and COFINS balance	614
Within 1 year [Member]
Recoverable taxes (Details) - Schedule of ICMS – State VAT tax credits and PIS and COFINS credit [Line Items]
Realization of the recoverable ICMS balance	665
Realization of the recoverable PIS and COFINS balance	259
From 1 to 2 years [Member]
Recoverable taxes (Details) - Schedule of ICMS – State VAT tax credits and PIS and COFINS credit [Line Items]
Realization of the recoverable ICMS balance	233
Realization of the recoverable PIS and COFINS balance	229
From 2 to 3 years [Member]
Recoverable taxes (Details) - Schedule of ICMS – State VAT tax credits and PIS and COFINS credit [Line Items]
Realization of the recoverable ICMS balance	83
Realization of the recoverable PIS and COFINS balance	126
From 3 to 4 years [Member]
Recoverable taxes (Details) - Schedule of ICMS – State VAT tax credits and PIS and COFINS credit [Line Items]
Realization of the recoverable ICMS balance	64
From 4 to 5 years [Member]
Recoverable taxes (Details) - Schedule of ICMS – State VAT tax credits and PIS and COFINS credit [Line Items]
Realization of the recoverable ICMS balance	37
More than 5 years [Member]
Recoverable taxes (Details) - Schedule of ICMS – State VAT tax credits and PIS and COFINS credit [Line Items]
Realization of the recoverable ICMS balance	R$ 102